Share-based Awards - Additional Information (Detail) (USD $)	3 Months Ended		0 Months Ended	12 Months Ended	27 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Apr. 23, 2013	Dec. 31, 2014	Mar. 31, 2015
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized	$ 69,300,000				69,300,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 6 months
Tax benefit on exercise of options	1,923,000	700,000
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	6,000,000				6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	400,000				400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	6,000,000				6,000,000
Maximum number of award as percentage of shares outstanding	10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	400,000				400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period	5 years
Shares expiration period	8 years
Contractual term of options outstanding	4 years 11 months 23 days
Weighted average fair value per option	$ 10.64
Exercisable - number of shares	924,768				924,768
Exercisable - weighted average remaining contractual life	3 years 5 months 1 day
Exercisable - weighted average exercise price	$ 25.53				25.53
Fully vested total intrinsic value	41,600,000				41,600,000
Intrinsic value of option exercised	12,600,000	8,900,000
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options granted fair value	$ 5.88				5.88
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Contractual term of options outstanding	8 years
Options granted fair value	$ 19.78				19.78
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	1,000,000				1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			1,600,000
Cost of shares awarded			0
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested	$ 3,400,000			$ 4,900,000
Stock units vested	155,983
Stock units granted	75,412
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units vested	0			0
Stock units granted	231,284
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted					449,399
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period	2013
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted	447,075				447,075
Cumulative EPS vesting period	2018